Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current expense (benefit):
Federal					$ 0	$ 0	$ 0
State					17	14	5
Current Income Tax Expense (Benefit)					17	14	5
Deferred expense (benefit):
Federal					(6,756)	(3,662)	(2,779)
State					(569)	(2,523)	3,336
Deferred Income Tax Expense (Benefit)			$ (6,840)	$ (6,325)	(7,325)	(6,185)	557
Income tax expense (benefit)	$ (2,313)	$ (1,916)	$ (6,544)	$ (6,572)	$ (7,308)	$ (6,171)	$ 562